Lease liability (Tables)	12 Months Ended
Sep. 30, 2024
Lease Liability
Schedule Of Lease liability
	September 30, 2024	September 30, 2023
Current	471	389
Non-current	1,871	2,338
	2,342	2,727

Schedule Of Lease
	September 30, 2024	September 30, 2023
Interest on lease liabilities	349	380
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	735	707

Schedule Of minimum lease payments
Year	Amount
2025	760
2026	598
2027	555
2028	571
2029	588
2030 and beyond	148